Acquisitions - Franchisee/Stores (Tables)	12 Months Ended
Dec. 31, 2020
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The consideration was the fair value of the three loans at the Takeover Date and the assets are recorded based on the fair values of the assets acquired, net of current liabilities as of the Takeover Date as follows (in thousands):

Cash	$39
Accounts Receivable	1
Inventory	28
Other current assets	24
Property & equipment	1,126
Other assets	4
Current liabilities	(330)

Net tangible and identifiable intangible assets acquired	892
Goodwill	397

Net assets acquired	$1,289

(in thousands)	Fair Value December 16, 2020
Cash	$2,179
Cash - restricted	611
Accounts receivable	378
Inventory	260
Other current assets	1,235
Property and equipment	8,520
Intangible assets	117,124
Other assets	199
Accounts payable - trade	(1,952)
Accrued expenses	(1,057)
Gift card liability	(292)
Revolving line of credit	(3,012)
Current portion of deferred franchise fees	(521)
Other deposit	(907)
Deferred initial franchise fees, net of current portion	(2,531)
Notes payable	(2,889)

Fair Value of Tangible and Identifiable Intangible assets and liabilities assumed	$117,345

Consideration paid	236,887

Goodwill	$119,542

Franchisee/Stores [Member]
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]

Predecessor
Inventory	$15
Property & equipment	250

Net tangible and identifiable intangible assets acquired	265
Goodwill	985

Net assets acquired	$1,250